FINANCIAL RISK MANAGEMENT AND FAIR VALUES - LIQUIDITY RISK (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Short-term debts	¥ 29,462	¥ 55,338
Long-term debts	51,011	55,804	¥ 72,674
Loans from Sinopec Group Company and fellow subsidiaries	74,181	68,631	¥ 63,352
Derivative financial instruments	13,571	2,665
Trade accounts payable and bills payable	192,757	206,535
Other payables	85,790	96,923
Financial liabilities with contractual maturities	446,772	485,896
Short-term debts, undiscounted cash flows	30,123	56,562
Long-term debts, undiscounted cash flows	61,809	66,202
Loans from Sinopec Group Company and fellow subsidiaries, undiscounted cash flows	75,207	68,950
Derivative financial liabilities, undiscounted cash flows	13,571	2,665
Trade accounts payable and bills payable, undiscounted cash flow	192,757	206,535
Other payables, undiscounted cash flow	85,790	96,923
Total contractual undiscounted cash flows	459,257	497,837
Within one year
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Short-term debts, undiscounted cash flows	30,123	56,562
Long-term debts, undiscounted cash flows	1,889	2,166
Loans from Sinopec Group Company and fellow subsidiaries, undiscounted cash flows	32,127	25,504
Derivative financial liabilities, undiscounted cash flows	13,571	2,665
Trade accounts payable and bills payable, undiscounted cash flow	192,757	206,535
Other payables, undiscounted cash flow	85,790	96,923
Total contractual undiscounted cash flows	356,257	390,355
Between one and two years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Long-term debts, undiscounted cash flows	16,938	14,477
Loans from Sinopec Group Company and fellow subsidiaries, undiscounted cash flows	37,977	4,439
Total contractual undiscounted cash flows	54,915	18,916
More than 2 years but less than 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Long-term debts, undiscounted cash flows	27,190	32,316
Loans from Sinopec Group Company and fellow subsidiaries, undiscounted cash flows	3,741	39,007
Total contractual undiscounted cash flows	30,931	71,323
Later than five years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Long-term debts, undiscounted cash flows	15,792	17,243
Loans from Sinopec Group Company and fellow subsidiaries, undiscounted cash flows	1,362
Total contractual undiscounted cash flows	¥ 17,154	¥ 17,243